Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Changes in shareholders' equity
Equity
17.	Changes in shareholders’ equity

							Accumulated	Total equity
					Additional		other	attributable to	Non-	Total
					paid-in	Accumulated	comprehensive	shareholders of	controlling	shareholders’
	Class A ordinary shares		Class B ordinary shares		Capital	deficit	loss	the Company	interests	equity
	Number		Number
	of shares	RMB	of shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2022	303,289,537	218	73,680,917	56	764,502	(176,403)	(8,947)	579,426	(14,811)	564,615
Profit (loss) for the period	—	—	—	—	—	7,824	—	7,824	(614)	7,210
Other comprehensive loss	—	—	—	—	—	—	(219)	(219)	—	(219)
Total comprehensive income	—	—	—	—	—	7,824	(219)	7,605	(614)	6,991
Balances at March 31, 2022	303,289,537	218	73,680,917	56	764,502	(168,579)	(9,166)	587,031	(15,425)	571,606

							Accumulated	Total equity
					Additional		other	attributable to	Non-	Total
					paid-in	Accumulated	comprehensive	shareholders of	controlling	shareholders’
	Class A ordinary shares		Class B ordinary shares		Capital	deficit	loss	the Company	interests	equity
	Number		Number
	of shares	RMB	of shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2023	319,677,037	229	73,680,917	56	1,286,189	(78,304)	(10,865)	1,197,305	(9,899)	1,187,406
Cumulative effect of the adoption of ASU 2016-13	—	—	—	—	—	(1,028)	—	(1,028)	—	(1,028)
Profit for the period	—	—	—	—	—	17,875	—	17,875	197	18,072
Other comprehensive loss	—	—	—	—	—	—	(2,080)	(2,080)	—	(2,080)
Total comprehensive income	—	—	—	—	—	17,875	(2,080)	15,795	197	15,992
Share-based compensation	—	—	—	—	141,580	—	—	141,580	—	141,580
Balances at March 31, 2023	319,677,037	229	73,680,917	56	1,427,769	(61,457)	(12,945)	1,353,652	(9,702)	1,343,950

16.	Equity
(a)	Ordinary shares

In connection with the Company’s IPO in November 2022, the Company issued 5,462,500 American depositary shares (“ADSs”) or 16,387,500 Class A ordinary shares at the price of $11 per ADS or $3.67 per ordinary share, with net proceeds of RMB365,784.

Prior to the Restructuring, as further described in Note 1, the issued and outstanding shares of Atour Shanghai include 171,589,918 ordinary shares, 60,912,400 Series A Shares, 48,394,000 Series B Shares and 104,896,800 Series C Shares as of December 31, 2020. The preference rights of Series A shares, Series B shares and Series C shares are disclosed in Note 12.

In February 2021, the Company passed a board resolution to increase its authorized shares from 500,000,000 shares to 3,000,000,000 shares of par value USD0.0001 each, including 2,900,000,000 Class A ordinary shares (entitled to one vote per share) and 100,000,000 Class B ordinary shares (entitled to ten votes per share), which are subject to restrictions on the voting rights until the consummation of the Company’s IPO.

The effect of the Restructuring where applicable has been retrospectively reflected in the consolidated financial statements. The following equity transactions that occurred during the intervening period of the Restructuring are accounted for separately from the Restructuring as they are not part of the integrated set of activities constituting the Restructuring and serve distinct purposes independent of the Restructuring.

(b)	Termination of preference rights of certain shareholders

As set out in Note 12, the preference rights (including liquidation preference and redemption rights, where applicable) of Series A, B and C shares were terminated on April 8, 2021. The redeemable Series B and C Shares were reclassified from mezzanine equity to permanent equity and Series A Shares with liquidation preference were reclassified to ordinary shares within permanent equity on April 8, 2021 as a result of the termination of the preference rights.

(c)	Shares repurchase

A subsidiary of the Company agreed to pay a cash consideration of RMB111,260 in May 2021 to acquire 8,822,664 ordinary shares held by a shareholder of Atour Shanghai, who agreed not to participate in the Restructuring. The transaction is accounted for as share repurchase by the Company for the year ended December 31, 2021.

(d)	Distribution to shareholders

The Company agreed with certain shareholders to distribute of RMB20,645 in cash to these shareholders in May 2021.